Key sources of judgements and estimation uncertainty	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Key sources of judgements and estimation uncertainty

4 Key sources of judgements and estimation uncertainty

In the application of the Group’s accounting policies, which are described in note 3, the management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognized in the consolidated financial statements:

Functional currency

Revenue contracts, operating expenses and borrowing of the group entities are primarily in USD, and are expected to remain principally denominated in USD in the future. Management has determined USD as the Company’s functional currency and presented the consolidated financial statements in USD to meet the requirements of users.

Financial instruments

In the process of classifying a financial instrument, management has made various judgments. Judgment is needed to determine whether a financial instrument, or its component parts, on initial recognition is classified as a financial liability, a financial asset or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability, a financial asset and an equity instrument. In making its judgment, management considered the detailed criteria and related guidance for the classification of financial instruments as set out in IFRS 9, in particular, whether the instrument includes a contractual obligation to deliver cash or another financial asset to another entity.

DSL Founder Warrants, Founder Warrants and IPO Warrants

In the process of classifying DSL Founder Warrants, Founder Warrants and IPO Warrants, management has made various judgments. Judgment is needed to determine whether the instrument on initial recognition is classified as a financial liability or an equity instrument in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. In making its judgment, management considered the detailed criteria and related guidance for the classification of financial instruments as set out in IAS 32.

DSL Founder Warrants, Founder Warrants (prior the modification in March 2026) and IPO Warrants are classified as an equity instrument on the basis that the instruments do not include contractual obligation to deliver cash to the warrant holder, and the instruments meet the fixed-for-fixed condition by preserving the relative economic interests of the warrant holder and the Company’s shareholders.

Subsequent to the modification in March 2026, Founder Warrants are classified as financial liabilities on the basis that the fixed-for-fixed condition is no longer met. Accordingly, Founder Warrants are reclassified from warrant reserve to warrant liabilities at the fair value on the modification date.

Identification of Acquired Intangible Assets in Business Combinations

During the current year, the Group completed three business acquisitions of Matter, planA, and TRP. In applying the acquisition method under IFRS 3, management is required to make significant judgements to determine whether identifiable assets and liabilities exist that must be recognized separately from goodwill. Specifically, management exercised professional judgement in assessing the legal, contractual, and economic characteristics of the acquired technology, brand name, and customer relationship to determine their eligibility for separation from the residual goodwill balance.

Segmental reporting

The Group previously monitored and reported its operational performance as a single operating and reportable segment. However, following the completion of three business combinations during the financial year ended 31 March 2026, the Group restructured its internal reporting mechanisms. The Chief Operating Decision Maker (“CODM”) now views, manages, and allocates resources across three distinct reportable segments, via aggregation of certain operating segments, based on the core delivery models and commercial profiles of the expanded business:

Software Solutions	Comprising the Group’s core sustainability platforms, corporate carbon accounting programs, and specialized decarbonization software engines designed for automated enterprise environmental compliance. These aggregated platform operations deliver automated, cloud-hosted SaaS compliance software to enterprise clients and share similar recurring revenue models.
Data	Focused on commercial Environmental, Social, and Governance index analytics, comprehensive multi-tier market data registries, and automated third-party transaction tracking datasets.
Advisory	Providing professional sustainability consulting services, supply chain human rights risk mappings, worker-voice program integrations, and actionable legal and regulatory operational remediation frameworks. These aggregated services characterized by milestone-driven engagements, bespoke corporate deliverables, and professional service cost structures

Since total assets and liabilities for each reportable segments are not regularly provided to the CODM, segment assets or segment liabilities are not disclosed accordingly.

Prior-period comparative segment disclosures have been restated to conform to the newly adopted three-segment reporting structure in accordance with IFRS 8 Operating Segments.

Estimation uncertainties

The key assumptions concerning the future, and other key sources of estimation uncertainty at the reporting date, that may have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

Fair value measurement of Founder Warrants and IPO Warrants

At modification date, Founder Warrants and IPO Warrants are measured at fair value with fair value being determined based on significant unobservable inputs using valuation techniques. Judgement and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in assumptions relating to these factors could result in material adjustments to the fair value of these instruments.

Provisional Valuation of Business Combinations, Contingent Arrangements, and Intangible Assets

The identifiable assets, liabilities, contingent considerations, and purchase considerations for the acquisitions of Matter, planA, and TRP have been determined on a provisional basis as at March 31, 2026. The initial accounting remains incomplete for acquired intangible assets, consequently, the provisional values recognized for these net assets, contingent arrangements, and the resulting goodwill are subject to refinement during their respective 12-month measurement periods from the acquisition dates. Adjustments to these provisional allocations, if any, could materially impact the carrying amounts of assets, liabilities, and goodwill in the next financial period.

Provision of ECL for trade receivables

Trade receivables with significant balances and credit-impaired are assessed for ECL individually. In addition, for trade receivables which are individually insignificant or when the Group does not have reasonable and supportable information that is available without undue cost or effort to measure ECL on individual basis, collective assessment is performed by grouping debtors based on the Group’s internal credit ratings.

The provision of ECL is sensitive to changes in estimates.

Share-based payment expenses – share/share units/share options awards

The fair value of the share/share units/share option awards granted that is determined at the date of grant of the respective share options is expensed over the vesting period, if any, with a corresponding adjustment to the Group’s share option reserve. In assessing the fair value of the share/share units/share option award, Judgement and estimation are required in establishing the relevant valuation techniques and the relevant inputs thereof. Changes in these assumptions can significantly affect the estimate of the fair value of the share/share units/share option awards.